Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.14688%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$762,057.99

Principal:
Principal Collections	$12,760,536.79
Prepayments in Full	$4,752,927.97
Liquidation Proceeds	$86,640.29
Recoveries	$106,015.21
Sub Total	$17,706,120.26
Collections	$18,468,178.25

Purchase Amounts:
Purchase Amounts Related to Principal	$276,382.01
Purchase Amounts Related to Interest	$1,664.65
Sub Total	$278,046.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,746,224.91

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,746,224.91
Servicing Fee	$225,167.22	$225,167.22	$0.00	$0.00	$18,521,057.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,521,057.69
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,521,057.69
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,521,057.69
Interest - Class A-3 Notes	$37,601.60	$37,601.60	$0.00	$0.00	$18,483,456.09
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$18,330,690.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,330,690.09
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$18,250,538.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,250,538.92
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$18,192,623.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,192,623.92
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$18,121,546.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,121,546.42
Regular Principal Payment	$16,945,092.98	$16,945,092.98	$0.00	$0.00	$1,176,453.44
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,176,453.44
Residual Released to Depositor	$0.00	$1,176,453.44	$0.00	$0.00	$0.00
Total		$18,746,224.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,945,092.98
Total					$16,945,092.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,945,092.98	$35.08	$37,601.60	$0.08	$16,982,694.58	$35.16
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$16,945,092.98	$10.52	$399,511.27	$0.25	$17,344,604.25	$10.77

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$35,251,502.06	0.0729845	$18,306,409.08	0.0379015
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$257,591,502.06	0.1599014	$240,646,409.08	0.1493826

Pool Information
Weighted Average APR	3.452%	3.464%
Weighted Average Remaining Term	24.92	24.16
Number of Receivables Outstanding	27,212	26,343
Pool Balance	$270,200,669.89	$252,228,103.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$257,591,502.06	$240,646,409.08
Pool Factor	0.1618551	0.1510892

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$11,581,694.29
Targeted Overcollateralization Amount	$11,581,694.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,581,694.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$96,079.46
(Recoveries)		146	$106,015.21
Net Loss for Current Collection Period			$(9,935.75)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.0441)%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7709%
Second Prior Collection Period			0.8975%
Prior Collection Period			0.5606%
Current Collection Period			(0.0456)%
Four Month Average (Current and Prior Three Collection Periods)			0.5458%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5167	$13,444,499.94
(Cumulative Recoveries)			$2,153,913.46
Cumulative Net Loss for All Collection Periods			$11,290,586.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6763%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,601.99
Average Net Loss for Receivables that have experienced a Realized Loss			$2,185.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.84%	343	$4,633,004.49
61-90 Days Delinquent	0.24%	39	$609,664.83
91-120 Days Delinquent	0.06%	9	$142,224.87
Over 120 Days Delinquent	0.27%	47	$670,519.38
Total Delinquent Receivables	2.40%	438	$6,055,413.57

Repossession Inventory:
Repossessed in the Current Collection Period		15	$222,099.49
Total Repossessed Inventory		28	$421,769.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3058%
Prior Collection Period			0.3344%
Current Collection Period			0.3606%
Three Month Average			0.3336%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer